EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2018
Disclosure of earnings per share [text block] [Abstract]
Disclosure of earnings per share [text block]

NOTE 15: EARNINGS PER SHARE

	2018 £m	2017 £m	2016 £m
Profit attributable to equity shareholders – basic and diluted	3,869	3,392	1,651
Tax credit on distributions to other equity holders	106	102	91
	3,975	3,494	1,742

	2018 million		2017 million		2016 million
Weighted average number of ordinary shares in issue – basic	71,638		71,710		71,234
Adjustment for share options and awards	641		683		790
Weighted average number of ordinary shares in issue – diluted	72,279		72,393		72,024
Basic earnings per share	5.5	p	4.9	p	2.4	p
Diluted earnings per share	5.5	p	4.8	p	2.4	p

Basic earnings per share are calculated by dividing the net profit attributable to equity shareholders by the weighted average number of ordinary shares in issue during the year, which has been calculated after deducting 38 million (2017: 57 million; 2016: 140 million) ordinary shares representing the Group’s holdings of own shares in respect of employee share schemes.

For the calculation of diluted earnings per share the weighted average number of ordinary shares in issue is adjusted to assume conversion of all dilutive potential ordinary shares that arise in respect of share options and awards granted to employees. The number of shares that could have been acquired at the average annual share price of the Company’s shares based on the monetary value of the subscription rights attached to outstanding share options and awards is determined. This is deducted from the number of shares issuable under such options and awards to leave a residual bonus amount of shares which are added to the weighted-average number of ordinary shares in issue, but no adjustment is made to the profit attributable to equity shareholders.

There were no anti-dilutive share options and awards excluded from the calculation of diluted earnings per share (2017: none; 2016: weighted-average of 0.3 million).